Related Party Transactions and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
Employees' Profit Sharing and 401(k) Plan
Related Party Transactions and Party-in-Interest Transactions
Related Party Transactions and Party-in-Interest Transactions
5.	Related Party Transactions and Party-in-Interest Transactions

Transactions resulting in Plan assets being transferred to or used by a related party are prohibited under ERISA unless a specific exemption is applied. Principal is a party-in-interest and qualified institution as defined by ERISA. The Plan also invests in the common stock of the Company, which it holds in the Plan. See Note 2 for additional information related to the Company’s stock. Notes receivable from participants are also considered party-in-interest transactions. All of the above transactions are exempt from the “prohibited transactions” provisions of ERISA and the Code.